PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich CONNECTICUT 06831

203 869-3059

May 3, 2016

Securities and Exchange Commission

Washington, DC 20549

Re: Value Line Strategic Asset Management Trust (the”Fund”)

a series of Value Line Funds Variable Trust

File No. 33-16245 (the “Fund”)

Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein
Legal Counsel